Consolidated statements of profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	€ 328,343	€ 386,962	€ 428,539
Cost of sales	(225,151)	(271,931)	(308,250)
Gross Profit	103,192	115,031	120,289
Other income	3,882	5,162	5,944
Selling expenses	(84,518)	(105,250)	(114,997)
Administrative expenses	(29,444)	(34,026)	(35,344)
Impairment on trade receivables	(1,802)	(2,389)	(745)
Other expenses	(1,915)	(1,016)	(605)
Operating loss	(10,605)	(22,488)	(25,458)
Finance income	317	400	379
Finance costs	(7,831)	(7,928)	(5,580)
Net exchange rate gains/(losses)	(3,901)	(2,340)	(3,914)
Gain from disposal and loss of control of a subsidiary			75,411
Net finance income/(costs)	(11,415)	(9,868)	66,296
Share of profit/(loss) of equity-method investees	1,455	1,011	(290)
Profit/(loss) before tax	(20,565)	(31,345)	40,548
Income tax expense	(4,341)	(2,335)	(7,429)
Profit/(loss) for the year	(24,906)	(33,680)	33,119
Profit/(loss) attributable to:
Owners of the Company	(24,678)	(33,370)	33,289
Non-controlling interests	€ (228)	€ (310)	€ (170)
Profit/(loss) per share
Basic earnings/(loss) per share	€ (0.45)	€ (0.61)	€ 0.61
Diluted earnings/(loss) per share	€ (0.45)	€ (0.61)	€ 0.61